INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Taxes Tables
Provision (benefit) for income taxes

The provision (benefit) for income taxes from continued operations for the period ended June 30, 2015 and the year ended December 31, 2014 consist of the following:

	June 30,	December 31,
	2015	2014
Current:
Federal AMT	$5,000	$24,354
State	24,758	147,000
	29,758	171,354
Deferred:
Federal	$89,760	$626,280
State	-	-
	89,760	626,280
Change in valuation allowance	(89,760)	(626,280)
Provision (benefit) for income taxes, net	$29,758	$171,354

	December 31,
	2014	2013
Current:
Federal AMT	$24,354	$26,250
State	147,000	64,250
	171,354	90,500
Deferred:
Federal	$626,280	$455,000
State	-	38,000
	626,280	493,000
Change in valuation allowance	(626,280)	(493,000)
Provision (benefit) for income taxes, net	$171,354	$90,500

Federal statutory tax rate
	December 31,
	2014	2013
Statutory federal income tax rate	34.00%	34.00%
State income taxes and other	7.09%	6.29%
Federal AMT	1.30%	1.90%
Temporary differences	0.22%	-	-
Permanent differences	0.60%	-
Valuation allowance	(34.00)%	(35.65%
Effective tax rate	9.21%	6.54

Deferred tax assets

Deferred income taxes result from temporary differences in the recognition of income and expenses for the financial reporting purposes and for tax purposes. The components of deferred tax assets consist principally from the following:

	June 30,	December 31,
	2015	2014

Net operating loss carryforwards	$6,492,000	$6,602,000
Valuation allowance	(5,803,000)	(5,913,000)

Deferred income tax asset	$689,000	$689,000

	December 31,
	2014	2013
Net operating loss carryforwards	6,602,000	7,272,000
Valuation allowance	(5,913,000)	(6,583,000

Deferred income tax asset	$689,000	$689,000